Asset Impairment (Tables)	12 Months Ended
Dec. 31, 2016
Asset Impairment [Abstract]
Schedule Of Asset Impairment

Asset impairment consisted of the following for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Flight equipment held for operating leases (Note 6)	$78,335	$16,322	$21,828
Flight equipment held for sale	3,272	—	—
Other assets	—	13	—
	$81,607	$16,335	$21,828